ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable	$ 1,844	$ 750
Accrued liabilities	2,984	2,097
Accounts payable and other accrued liabilities	$ 4,828	$ 2,847